Fair value measurements	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair value measurements:
14.      Fair value measurements:
. The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging”.
Fair value on a recurring basis:
Interest rate swaps
The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities.
In June 2013, the Company entered into two interest rate swap agreements with Credit Agricole Corporate and Investment Bank (the “Credit Agricole Swaps”) to fix forward its floating interest rate liabilities under the two tranches of the Credit Agricole $70,000 Facility. The Credit Agricole Swaps were based on an amortizing notional amount beginning from $26,840 and $28,628, for the Star Borealis and Star Polaris tranches, respectively, of the Credit Agricole $70,000 Facility. The Credit Agricole Swaps were effective by November and August 2014, respectively, and mature in August and November 2018. Under the terms of the Credit Agricole Swaps, the Company pays on a quarterly basis a fixed rate of 1.705% and 1.720% per annum, respectively, while receiving a variable amount equal to the three month LIBOR, both applied on the notional amount of the swaps outstanding at each settlement date. As of June 30, 2015, the notional amount of these swaps was $25,869 and $27,129, for the Star Borealis and the Star Polaris, respectively.
In addition, on April 28, 2014, the Company entered into two interest rate swap agreements (the “HSH Swaps”) to fix forward 50% of its floating interest rate liabilities for the HSH Nordbank $35,000 Facility. The HSH Swaps came into effect in September 2014 and mature in September 2018. Under the terms of the HSH Swaps, the Company pays on a quarterly basis a fixed rate of 1.765% per annum, while receiving a variable amount equal to the three month LIBOR, both applied on the notional amount of the swaps outstanding at each settlement date. As of June 30, 2015, the notional amount of these swaps was $15,990.
Up to August 31, 2014, the Credit Agricole Swaps and the HSH Swaps were not designated as accounting hedges. As a result, the changes in their fair value at each reporting period up to that date, were reported in earnings under “Gain/(Loss) on derivative financial instruments, net”. On August 31, 2014 the Company designated the Credit Agricole Swaps and the HSH Swaps as cash flow hedges in accordance with ASC 815, “Derivatives and Hedging”. Accordingly, in the accompanying unaudited statement of operations for the relevant period, the effective portion of these cash flow hedges is reported in “Accumulated other comprehensive loss”, while the ineffective portion of these cash flow hedges is reported under “Gain / (Loss) on derivative financial instruments, net”.
As part of the Merger, the Company acquired five swap agreements that Oceanbulk Shipping had entered during the third quarter of 2013 with Goldman Sachs Bank USA (the “Goldman Sachs Swaps”).  The Goldman Sachs Swaps were effective by October 2014 and mature in April 2018. Under their terms, Oceanbulk Shipping makes quarterly payments to the counterparty at fixed rates ranging between 1.79% and 2.07% per annum, based on an aggregate notional amount that varies. From July 1, 2015 to October 1, 2015, this notional amount reached an upper limit of $461,264. The counterparty makes quarterly floating rate payments at three-month LIBOR to the Company based on the same notional amount. Upon the completion of the Merger, on July 11, 2014, the Company re-designated the Goldman Sachs Swaps as cash flow hedges in accordance with ASC 815. Accordingly, the effective portion of these cash flow hedges from that date and until March 31, 2015 (see below) were reported in “Accumulated other comprehensive loss”, while the ineffective portion of these cash flow hedges was reported as gain under “Gain /(Loss) on derivative financial instruments, net”, in the statement of operations for the relevant period. As of June 30, 2015, the notional amount of these swaps was $343,533.
Due to (i) changes in the timing of delivery of some of the Company's newbuilding vessels and, by extension, the timing of some of the forecasted transactions, (ii) changes in LIBOR curves, and (iii) the sale of some of the Company's vessels in the second quarter of 2015 whose loans had been designated as hedged items, the “highly effective” criterion of the hedging effectiveness test for the Goldman Sachs Swaps was not satisfied for the quarter ended June 30, 2015, based on the Company's documented method for assessing hedge effectiveness. As a result, the hedging relationship related to the Goldman Sachs Swaps no longer qualify for special hedge accounting, and as of April 1, 2015, the Company de-designated the cash flow hedge related to the Goldman Sachs Swaps. As a result, changes in the fair value of these swaps since the date of de-designation, April 1, 2015, were reported in earnings under “Gain / (Loss) on derivative financial instruments, net”. The amount already reported up to March 31, 2015 in “Accumulated other comprehensive loss” with respect to the corresponding swaps of $3,639 will remain there and will be reclassified to earnings when the hedged forecasted transaction impacts the Company's earnings (i.e., when the hedged loan interest is incurred), except for $227 related to loans of the sold vessels discussed above that were written down to earnings in the period ended June 30, 2015, for which the forecasted transactions are no longer expected to occur.
The amount recognized in Other comprehensive income/(loss) is derived from the effective portion of unrealized losses from cash flow hedges.

The amounts of Gain /(Loss) on derivative financial instruments recognized in the accompanying unaudited interim condensed consolidated statements of operations are analyzed as follows:
Unaudited Condensed Consolidated Statement of Operations	June 30, 2014	June 30, 2015
Gain/(loss) on derivative instruments, net
Unrealized gains/(losses) from the Credit Agricole Swaps and the HSH Swaps before hedging designation (August 31, 2014)	$ (819)	$ —

Unrealized gains/(losses) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	—	883
Realized gains/(losses) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	—	(1,344)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	—	(227)
Ineffective portion of cash flow hedges	—	—
Total Gains/(Losses) on derivative instruments, net	$ (819)	$ (688)

Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss)	—	(1,491)
Total Gains/(Losses) recognized	$ —	$ (1,491)

An amount of approximately ($1,061) is expected to be reclassified into earnings during the following 12-month period when realized.
In relation to the above interest rate swap agreements designated as cash flow hedges and the corresponding amount recorded in “Accumulated other comprehensive loss” as of June 30, 2015, and in accordance with ASC 815 “Derivatives and Hedging - Timing and Probability of the Hedged Forecasted Transaction,” the management of the Company considered the creditworthiness of its counterparties and the expectations of the forecasted transactions and determined that no events have occurred that would make the forecasted transaction not probable.
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis.  This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values.  The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:
Level 1:      Quoted market prices in active markets for identical assets or liabilities
Level 2:      Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:      Unobservable inputs that are not corroborated by market data
The following table summarizes the valuation of the Company's financial instruments as of December 31, 2014 and June 30, 2015 based on Level 2 observable inputs of the fair value hierarchy such as interest rate curves.
Significant Other Observable Inputs (Level 2)
	December 31, 2014		June 30, 2015
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - asset position	$ —	$ —	$ —	$ —
Total	$ —	$ —	$ —	$ —
LIABILITIES
Interest rate swaps - liability position	$ —	$ 7,732	$ 9,819	$ 1,081
Total	$ —	$ 7,732	$ 9,819	$ 1,081

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments.  The fair value of long-term bank loans, bearing interest at variable interest rates, approximates their recorded values as of June 30, 2015.
The 8.00% 2019 Notes have a fixed rate, and their estimated fair value, determined through Level 1 inputs of the fair value hierarchy (quoted price on NASDAQ under the ticker symbol SBLKL), is approximately $44,360 as of June 30, 2015.